Note 24 - Provisions	12 Months Ended
Jun. 30, 2023
Statement Line Items [Line Items]
Disclosure of provisions [text block]
24.	Provisions

	As at June 30
(US dollars in thousands)	2023	2022	2021
Current provisions
Employee entitlements	502	635	1,802
Fiscal	1,174
Litigation	-	-	485
Warranty	102	116	209
Remediation	-	353	306
Total current provisions	1,778	1,104	2,802

Non-current provisions
Employee entitlements	76	57	165
Total non-current provisions	76	57	165

Total provisions	1,854	1,161	2,967

Employee entitlements include long term leave and vacation provisions. $1.13 million provisions and $0.07 million long-term provisions relating to discontinued ex-solar J.A. Martin operations were reclassified to liabilities held for sale in current liabilities, as at June 30, 2022.

The fiscal provision comprises a provision in respect of fiscal refunds on prior receivables, which the Company is defending.

The remediation provision comprised additional work required on electric vehicles, comprising a combination of remediation, testing or conversion of drivetrains to 72kwH. No further remediation work is anticipated that is separately identifiable from ongoing capitalized development activities, accordingly the provision has been released in FY2023.

Of the $0.5 million provision for disputed legal success fees recorded at June 30, 2021 in relation to litigation of the Company’s former Chief Executive Officer, Mr. Comberg, for alleged breach of contract, $0.4 million was utilized in the year ended June 30, 2022, whilst $0.1 million remained unused and was reversed in the year ended June 30, 2022.

Warranty provisions in Australia relate to the servicing of generators and is based on a percentage of revenue generated.

(US dollars in thousands)	Employee Entitlements	Remediation	Taxes	Litigation	Warranty	Total
At June 30, 2021	1,967	306	-	485	210	2,967
Foreign exchange	(165)	(37)	-	-	(18)	(221)
Charged/(credited) to profit or loss:		-
Additional provisions	1,312	84	-		103	1,500
Reverse unused provisions	(35)	-	-	(100)	(142)	(277)
Disposals and transfers to AHFS	(1,200)					(1,200)
Unwinding of discount	6	-	-	-	-	6
Provisions utilized	(1,192)	-	-	(385)	(37)	(1,614)
At June 30, 2022	692	353	-	-	116	1,161
Foreign exchange	(27)	8	-	-	(4)	(23)
Charged/(credited) to profit or loss:	-	-	1,174	-	-	1,174
Reverse unused provisions	(1)	(361)	-	-	(10)	(372)
Provisions utilized	(86)	-	-	-	-	(86)
At June 30, 2023	578	-	1,174	-	102	1,854